Concentration of Credit Risk, Significant Customers and Geographic Information - Schedule of Total Revenue (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commercial Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.00%
Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Revenue [Member] | U.S. Government Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.00%
Revenue [Member] | International Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.00%
Revenue [Member] | U S Commercial Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.00%
Revenue [Member] | Commercial Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40.00%	14.00%
Revenue [Member] | Commercial Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%